SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accretion	$ 897	$ 791
Change in reclamation and remediation provision	(214)	24
Interest income	(1,518)	(808)
Interest expense	20	171
Loss (gain) on disposal of fixed assets	41	(217)
Other non-cash items	$ (774)	$ (39)